Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Line Items]
Summary of Balance Sheet Amounts and Balances of the Consolidated VIEs
The following amounts and balances of the consolidated VIEs were included in the Group’s consolidated financial statements after the elimination of intercompany balances and transactions.

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	2,226,218	2,948,946
Restricted cash—current	84,076	63,294
Short-term investments	238,000	550,000
Accounts receivable, net of allowance for doubtful accounts	33,751	28,734
Amounts due from related parties	—	7,075
Loans receivable, net	1,312,283	1,774,038
Prepayments and other current assets	421,371	849,323
Restricted cash—non-current	13,500	13,500
Property and equipment, net	36,922	100,931
Investments in equity investees	297,628	670,110
Intangible assets, net	15,275	119,298
Goodwill	—	283,256
Deferred tax assets	18,966	20,492
Other non-current assets	147,000	3,836

TOTAL ASSETS	4,844,990	7,432,833

LIABILITIES
Short-term loans	—	9,000
Accounts payable	23,839	29,077
Payable to investors of the consolidated trusts	31,400	—
Prepaid freight listing fees and other service fees	319,156	383,153
Income tax payable	23,554	21,573
Other tax payable	446,610	566,479
Accrued expenses and other current liabilities	620,828	1,045,484
Deferred tax liabilities	—	26,415

TOTAL LIABILITIES	1,465,387	2,081,181

Summary of Income and Cash Flow Amounts and Balances of the Consolidated VIEs

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net Revenues	2,457,922	2,553,535	4,611,044
Net (loss) income	(716,003)	223,957	(920,960)
Net cash (used in) provided by operating activities	(185,829)	682,745	(286,501)
Net cash used in investing activities	(122,872)	(72,390)	(815,721)
Net cash provided by (used in) financing activities	405,690	(888,700)	42,100

Summary of Balance Sheet Amounts and Balances of the Consolidated Trusts

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Restricted cash	48,702	3,509
Loans receivable, net	317,022	353,509
Prepaid expenses and other assets	1,009	—

Total Assets	366,733	357,018

	As of December 31,
	2020	2021
	RMB	RMB
LIABILITIES
Payable to investors of the consolidated trusts	31,400	—
Other tax payable	436	839

Total Liabilities	31,836	839

Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	68,259	130,380	104,061
Net income	31,335	63,146	22,838

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net cash (used in) provided by operating activities	(371,548)	374,679	(13,793)
Net cash provided by (used in) financing activities	420,100	(388,700)	(31,400)

Summary of Property and equipment	The estimated useful lives are as follows:

Category	Estimated useful lives
Furniture, fixtures and equipment	3-5 years
Motor vehicles	4 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Summary of Useful Lives of Intangible Assets
Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Software	5 to 8
Trademarks	10 to 15
Platform	5
Customer relationship	10
Non-compete commitment	8

Summary of the Disaggregated Revenues
For the years ended December 31, 2019, 2020 and 2021, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by revenue streams and timing of transfer of services were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Freight matching services(1)	1,769,756	1,947,016	3,946,882
Freight brokerage-satisfied at a point of time	1,292,496	1,365,207	2,497,779
Freight listings-satisfied over time	477,260	538,665	753,031
Transaction commission-satisfied at a point of time	—	43,144	696,072
Value-added services(1)	703,305	633,804	710,137
Credit solutions-satisfied over time	484,904	472,841	520,086
Other value-added services-satisfied at a point of time	218,401	160,963	190,051

Total net revenues	2,473,061	2,580,820	4,657,019

(1)
RMB1,320 million and RMB39
million, RMB1,398 million and RMB36 million, RMB2,580 million and RMB40 million of net revenues were attributable to VAT for freight matching services and value-added services for the years ended December 31, 2019, 2020, and 2021, respectively. The VAT for freight matching services is primarily related to VAT incurred for freight brokerage services, which is assessed based on the total transaction price with the shipper, including the freight charge paid to the trucker (for which the Group is an agent) and the platform service fee earned by the Group.

Summary of Contract Liabilities	The contract liabilities of the Group as of December 31, 2020 and 2021 are listed in the table below.

	As of December 31,
	2020	2021
	RMB	RMB
Contract balances
Freight listings	315,761	377,468
Others	4,163	5,768

Total	319,924	383,236

Summary of Value Added Tax
Gross amount of VAT and the refund amount from local financial bureaus included in cost of revenues are as the following:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Gross VAT	1,813,946	1,832,598	3,510,749
Less: VAT refund	(860,746)	(938,689)	(1,559,814)

VAT, net	953,200	893,909	1,950,935